Property, Plant and Equipment, Net, and Investment Property, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net
Property, plant and equipment, net	$ 63,664,261	$ 77,848,576	$ 82,236,399
Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	231,921,577	242,172,594	232,638,507
Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	(168,257,316)	(164,324,018)	$ (150,402,108)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment, net	17,080,462	20,547,785
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	60,963,692	60,104,574
Subscriber leased set-top equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	(43,883,230)	(39,556,789)
Dismantling costs
Property, Plant and Equipment, Net
Property, plant and equipment, net	427,633	514,057
Dismantling costs | Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	1,154,446	1,138,606
Dismantling costs | Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	$ (726,813)	$ (624,549)